Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Redeemable convertible preferred stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred stock; shares authorized	10,000,000	10,000,000
Redeemable convertible preferred stock; shares issued	400,000	400,000
Redeemable convertible preferred stock; shares outstanding	400,000	400,000
Redeemable convertible preferred stock; aggregate liquidation value (in Dollars)	$ 46,400,000	$ 42,400,000
Common stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock; shares authorized	350,000,000	350,000,000
Common stock; shares issued	21,800,000	21,200,000
Common stock; shares outstanding	21,800,000	21,200,000